Share Capital (Schedule of Weighted-Average Assumptions) (Details) - Employee Stock Option [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected stock price volatility, minimum	32.07%	32.07%	34.27%
Expected stock price volatility, maximum	42.15%	42.15%	47.98%
Risk free interest rate, minimum	1.25%	1.49%	0.57%
Risk free interest rate, maximum	1.96%	1.96%	1.99%
Dividend yield			6.50%
Expected life of options	5 years	5 years	5 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	2.00%	2.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	6.50%	6.50%